Average Annual Total Returns{- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Investor PRO-12 - Overseas Portfolio	VIP Overseas Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Overseas Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Overseas Portfolio-Investor VIP Return Before Taxes Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	19.63%	14.35%	10.73%	11.48%	9.78%	8.22%